Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries

				Ownership % at 12-31-2020			Percentage at 12-31-2019
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.722.488-5	Empresa de Transmisión Chena S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
96.783.910-8	Enel Colina S.A.(i)	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
96.800.460-3	Luz Andes Ltda. (ii)	Chile	Chilean peso	—	—	—	—	100.00%	100.00%
96.800.570-7	Enel Distribución Chile S.A. (**)	Chile	Chilean peso	99.09%	—	99.09%	99.09%	0.00%	99.09%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	0.00%	93.55%
78.932.860-9	GasAtacama Chile S.A. (v)	Chile	Chilean peso	—	—	—	—	0.00%	—
78.952.420-3	Gasoducto Atacama Argentina S.A.(v)	Chile	Chilean peso	—	—	—	—	0.00%	—
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	0.00%	57.50%
96.920.110-0	Enel Green Power Chile Ltda. (iii)	Chile	U.S. dollar	—	—	—	99.99%	0.00%	99.99%
76.412.562-2	Enel Green Power Chile S.A. (iii) (*)	Chile	U.S. dollar	99.99%	—	99.99%	—	100.00%	100.00%
76.052.206-6	Parque Eólico Valle de los Vientos SpA (iii)	Chile	U.S. dollar	—	—	—	0.01%	99.99%	100.00%
76.306.985-0	Diego de Almagro Matriz SpA (iii)	Chile	U.S. dollar	—	—	—	—	100.00%	100.00%
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (iv)	Chile	U.S. dollar	—	—	—	0.04%	99.96%	100.00%
76.321.458-3	Almeyda Solar SpA (*)	Chile	U.S. dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.179.024-2	Parque Eólico Tal Tal SpA (iv)	Chile	U.S. dollar	—	—	—	0.01%	99.99%	100.00%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
99.577.350-3	Empresa Nacional de Geotermia S.A. (***)	Chile	U.S. dollar	—	51.00%	51.00%	—	51.00%	51.00%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	0.00%	100.00%

Schedule of investment in associates

				Ownership % at 12-31-2020			Percentage at 12-31-2019
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.157.779-2	Enel AMPCI Ebus Chile SpA (*)	Chile	U.S. dollar	—	20.00%	20.00%	—	—	—

Schedule of Associates and Joint Venture

				Ownership % at 12-31-2020			Percentage at 12-31-2019
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	—	50.00%	50.00%	—	50.00%	50.00%

Schedule of general price index

General price index
From January to December 2018	47.83%
From January to December 2019	53.64%
From January to December 2020	36.13%